SCHEDULE H, LINE 4a - SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS - SCHEDULE H, LINE 4a - SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS (Details) - Enpro Inc. Retirement Savings Plan [Member]	12 Months Ended
Dec. 31, 2023 USD ($)
SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS [Abstract]
Participant Contributions Transferred Late to Plan	$ 333,487
Contributions Not Corrected	0
Contributions Corrected Outside VFCP	0
Contributions Pending Correction in VFCP	0
Total Fully Corrected Under VFCP and PTE 2002-51	$ 333,487